Metropolitan Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

May 3, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Metropolitan Life Insurance Company

       Paragon Separate Account B

       File Nos. 333-133675/811-07534

       Flexible Premium Variable Life Insurance Policies

       Rule 497(j) Certification

Ladies and Gentlemen:

On behalf of Metropolitan Life Insurance Company (the “Company”) and Paragon Separate Account B (the “Separate Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectuses for Class IDs C000018810, C000018812, C000034617 and C000034618 and Statements of Additional Information (“SAIs”) for Class IDs C000018810, C000018812, C000034617, C000034618, and C000034619 all dated May 1, 2023, being used for certain flexible premium variable life insurance policies offered by the Company through the Separate Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectuses and SAIs contained in Post-Effective Amendment No. 25 for the Separate Account filed electronically with the Commission on April 19, 2023.

If you have any questions, please contact me at (212) 578-9071.

Sincerely,

/s/ Robin Wagner
Robin Wagner, Esq.
Associate General Counsel
Metropolitan Life Insurance Company